Income taxes	6 Months Ended
Sep. 30, 2019
Income taxes
11. Income taxes
The following table presents the components of Income tax expense for the six months ended September 30, 2018 and 2019:

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Current tax expense	114,666	88,437
Deferred tax expense (benefit)	(28,961)	(5,317)

Total income tax expense	85,705	83,120

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2018 and 2019. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2018	2019
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(11,292)	11,023
Less: reclassification adjustments	(383)	(9,192)

Total	(11,675)	1,831

Pension liability adjustments:
Unrealized gains (losses)	(97)	(643)
Less: reclassification adjustments	(1,184)	(937)

Total	(1,281)	(1,580)

Own credit risk adjustments:
Unrealized gains (losses)	967	(43)
Less: reclassification adjustments	(9)	(588)

Total	958	(631)

Total tax effect before allocation to noncontrolling interests	(11,998)	(380)

The statutory tax rates were
both
30.62% as of September 30, 2018 and 2019. The effective tax rates, 20.52% and 26.77% for the six months ended September 30, 2018 and 2019, respectively, differed from the statutory tax rates. The difference of the tax rates for the six months ended September 30, 2018 consisted of number of tax beneficial items including a decrease in deferred tax liabilities related to undistributed earnings of certain foreign subsidiaries.
The difference of the tax rates for the six months ended September 30, 2019 was immaterial.

At September 30, 2019, the MHFG Group had net operating loss carryforwards totaling ¥647 billion.
The total amount of unrecognized tax benefits was ¥3,098 million at September 30, 2019, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.
Approximately ¥9 billion
of unrecognized tax benefits at March 31, 2019 was resolved in the six months period ended September 30, 2019 due to the close of a

tax
 audit.
 The amount of additional unrecognized tax benefits for the period related to the tax positions taken was immaterial. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.